Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Greenspring Income Opportunities Fund | Greenspring Income Opportunities Fund, Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	6.39%	6.73%	7.83%	(0.73%)